Annual Total Returns - BLACKROCK INTERNATIONAL DIVIDEND FUND (INVESTOR C, INVESTOR A and INSTITUTIONAL) [BarChart] - Investor A, C and Institutional - BLACKROCK INTERNATIONAL DIVIDEND FUND - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	11.42%
Annual Return 2011	(14.42%)
Annual Return 2012	18.02%
Annual Return 2013	22.14%
Annual Return 2014	(11.43%)
Annual Return 2015	(0.94%)
Annual Return 2016	0.48%
Annual Return 2017	16.39%
Annual Return 2018	(13.28%)
Annual Return 2019	23.41%